Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004



May 2, 2008


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-6400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust's Analytic Global Long-Short Fund and Analytic Short-Term Income Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 105, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-08-000172 on April 29, 2008.

Please do not hesitate to contact me at 215.963.5110 or Dianne Sulzbach at
202.739.5470 should you have any questions.


Sincerely,


/s/ John M. Ford
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John M. Ford